UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Senior Compliance Associate
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            November 12, 2008

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $1,945,106 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
028-04696                     SunTrust Banks, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcon, Inc.                    COM              H01301102    18808   116450 SH       DEFINED 01              44500             71950
Alliance Data Systems Corporat COM              018581108    68010  1073050 SH       DEFINED 01             397850            675200
Amazon.com, Inc.               COM              023135106    23600   324350 SH       DEFINED 01             140550            183800
American Tower Corporation     COM              029912201    38731  1076750 SH       DEFINED 01             423250            653500
Amylin Pharmaceuticals, Inc.   COM              032346108      675    33400 SH       DEFINED 01               2900             30500
Apple Inc.                     COM              037833100    90240   793951 SH       DEFINED 01             323533            470418
ArthroCare Corporation         COM              043136100    20674   745800 SH       DEFINED 01             277950            467850
AspenBio Pharma, Inc.          COM              045346103     1235   197900 SH       DEFINED 01              10000            187900
Baidu.com, Inc.                COM              056752108    19529    78675 SH       DEFINED 01              33495             45180
Best Buy Co., Inc.             COM              086516101    16624   443300 SH       DEFINED 01             176850            266450
BlackRock, Inc.                COM              09247X101    87214   448400 SH       DEFINED 01             169350            279050
Blue Nile, Inc.                COM              09578R103    42047   980800 SH       DEFINED 01             373900            606900
Celgene Corporation            COM              151020104    41297   652600 SH       DEFINED 01             260900            391700
Cisco Systems, Inc.            COM              17275R102    48592  2153900 SH       DEFINED 01             870850           1283050
Coach, Inc.                    COM              189754104    26595  1062100 SH       DEFINED 01             386900            675200
Cognizant Technology Solutions COM              192446102    75862  3322900 SH       DEFINED 01            1313200           2009700
Covance Inc.                   COM              222816100    30245   342100 SH       DEFINED 01             131100            211000
Crown Castle International Cor COM              228227104      258     8900 SH       DEFINED 01               8900
Data Domain, Inc.              COM              23767P109     2363   106100 SH       DEFINED 01              14800             91300
Energy Conversion Devices, Inc COM              292659109    39240   673650 SH       DEFINED 01             260100            413550
Euronet Worldwide, Inc.        COM              298736109    27807  1662100 SH       DEFINED 01             545500           1116600
F5 Networks, Inc.              COM              315616102    45344  1939450 SH       DEFINED 01             745150           1194300
First Solar, Inc.              COM              336433107    87008   460580 SH       DEFINED 01             180595            279985
Focus Media Holding Ltd.       COM              34415V109    25740   902850 SH       DEFINED 01             374600            528250
Genentech, Inc.                COM              368710406    51159   576900 SH       DEFINED 01             225250            351650
Gilead Sciences, Inc.          COM              375558103    88356  1936350 SH       DEFINED 01             766950           1169400
Google Inc.                    COM              38259P508    84139   208274 SH       DEFINED 01              89769            118505
Greenhill & Co., Inc.          COM              395259104    22847   309794 SH       DEFINED 01             118782            191012
HMS Holdings Corp.             COM              40425J101     3314   138300 SH       DEFINED 01              10600            127700
Hill International, Inc.       COM              431466101     2331   168300 SH       DEFINED 01              14500            153800
Hologic, Inc.                  COM              436440101    39375  2036980 SH       DEFINED 01             733580           1303400
Huron Consulting Group Inc.    COM              447462102    28023   491800 SH       DEFINED 01             178200            313600
IDEXX Laboratories, Inc.       COM              45168D104    27214   496600 SH       DEFINED 01             179700            316900
IHS Inc.                       COM              451734107    11991   251700 SH       DEFINED 01              76400            175300
Illumina, Inc.                 COM              452327109     1877    46300 SH       DEFINED 01              11600             34700
Insulet Corporation            COM              45784P101     1293    92900 SH       DEFINED 01              32800             60100
IntercontinentalExchange, Inc. COM              45865V100     6535    81000 SH       DEFINED 01              24200             56800
Intuitive Surgical, Inc.       COM              46120E602    31161   129310 SH       DEFINED 01              46740             82570
Itron, Inc.                    COM              465741106     3293    37200 SH       DEFINED 01               3200             34000
KB Home                        COM              48666K109     1999   101600 SH       DEFINED 01               8700             92900
Liberty Global, Inc.           COM              530555101      767    25308 SH       DEFINED 01              25308
Life Time Fitness, Inc.        COM              53217R207    24611   787050 SH       DEFINED 01             284250            502800
MEMC Electronic Materials, Inc COM              552715104    37007  1309520 SH       DEFINED 01             502300            807220
MSCI Inc.                      COM              55354G100    13294   553900 SH       DEFINED 01             199400            354500
Monster Worldwide, Inc.        COM              611742107    11976   803200 SH       DEFINED 01             323700            479500
NII Holdings, Inc.             COM              62913F201    57479  1515800 SH       DEFINED 01             595250            920550
Nordstrom, Inc.                COM              655664100    26817   930500 SH       DEFINED 01             319300            611200
Omniture, Inc.                 COM              68212S109     3679   200400 SH       DEFINED 01              46500            153900
Ormat Technologies, Inc.       COM              686688102      472    13000 SH       DEFINED 01                                13000
Paychex, Inc.                  COM              704326107    33484  1013750 SH       DEFINED 01             390550            623200
Portfolio Recovery Associates, COM              73640Q105    42427   872450 SH       DEFINED 01             326750            545700
Psychiatric Solutions, Inc.    COM              74439H108    72989  1923300 SH       DEFINED 01             710800           1212500
QUALCOMM Incorporated          COM              747525103    87611  2038878 SH       DEFINED 01             831278           1207600
SBA Communications Corporation COM              78388J106     2712   104850 SH       DEFINED 01              30950             73900
SPDR Trust Series 1            COM              78462F103      400     3450 SH       DEFINED 01               3450
Starent Networks, Corp.        COM              85528P108    15038  1162100 SH       DEFINED 01             371100            791000
Stifel Financial Corp.         COM              860630102     1769    35450 SH       DEFINED 01              16950             18500
SunPower Corporation           COM              867652109    81683  1151600 SH       DEFINED 01             436850            714750
United Therapeutics Corporatio COM              91307C102    10506    99900 SH       DEFINED 01              33800             66100
Urban Outfitters, Inc.         COM              917047102    15084   473300 SH       DEFINED 01             180600            292700
VCA Antech, Inc.               COM              918194101    15198   515700 SH       DEFINED 01             191700            324000
VistaPrint Limited             COM              G93762204    45052  1371850 SH       DEFINED 01             510250            861600
comScore, Inc.                 COM              20564W105      360    20400 SH       DEFINED 01              20400
eBay Inc.                      COM              278642103    31429  1404350 SH       DEFINED 01             564950            839400
eHealth, Inc.                  COM              28238P109     1438    89900 SH       DEFINED 01               7700             82200
lululemon athletica inc.       COM              550021109     1446    62800 SH       DEFINED 01               5900             56900
tw telecom inc.                COM              87311L104    27733  2669200 SH       DEFINED 01            1057700           1611500